STOCKHOLDERS' EQUITY (Details) - Schedule of warrants to purchase common stock - Warrant [Member] - $ / shares		12 Months Ended
	May 06, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) - Schedule of warrants to purchase common stock [Line Items]
Stock price (in Dollars per share)	$ 2.00	$ 2.50
Risk-free interest rate	0.24%
Volatility	45.17%
Expected life in years	3 years
Dividend yield	0.00%	0.00%
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of warrants to purchase common stock [Line Items]
Risk-free interest rate		1.58%
Volatility		38.50%
Expected life in years		3 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Schedule of warrants to purchase common stock [Line Items]
Risk-free interest rate		1.63%
Volatility		39.57%
Expected life in years		5 years